History And Reorganization of The Group - Summary of Direct and Indirect Interests In The Principal Subsidiaries And Our Principal Consolidated Affiliated Entities (Detail)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Issued and paid-in capital	¥ 75,000	¥ 75,000
Gem Alliance Limited [member]
Disclosure of subsidiaries [line items]
Attributable equity interest to the Group	100.00%
Direct Control [member]
Disclosure of subsidiaries [line items]
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Gem Blazing Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Gem Blazing Limited
Kind of legal entity	Corporation
Place of Incorporation	Cayman Islands
Principal activities	Intermediate holding
Place of operations	Cayman Islands
Issued and paid-in capital | $			$ 742,000,000
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Wincon Hong Kong Investment Company Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Wincon Hong Kong Investment Company Limited
Kind of legal entity	Corporation
Place of Incorporation	Hong Kong
Principal activities	Intermediate holding
Place of operations	Hong Kong
Issued and paid-in capital | $			742,000,000
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Weikun (Shanghai) Technology Service Co., Ltd. ("Weikun Technology") [member]
Disclosure of subsidiaries [line items]
Company Name	Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Technology advisory service
Place of operations	the PRC
Issued and paid-in capital	¥ 7,923,258,050
Registered capital | $			1,191,000,000
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Jinjiong (Shenzhen) Technology Service Company Ltd. ("Jinjiong Technology") [member]
Disclosure of subsidiaries [line items]
Company Name	Jinjiong (Shenzhen) Technology Service Company Ltd. (“Jinjiong Technology”)
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Intermediate holding
Place of operations	the PRC
Issued and paid-in capital	¥ 800,000,000
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Lufax Holding (Shenzhen) Technology Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Lufax Holding (Shenzhen) Technology Service Co., Ltd.
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Internet platform service
Place of operations	the PRC
Issued and paid-in capital	¥ 300,000,000
Registered capital	¥ 298,549,200
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Gem Alliance Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Gem Alliance Limited
Kind of legal entity	Corporation
Place of Incorporation	Cayman Islands
Principal activities	Intermediate holding
Place of operations	Cayman Islands
Issued and paid-in capital | $			1,828,535,620
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Harmonious Splendor Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Harmonious Splendor Limited
Kind of legal entity	Corporation
Place of Incorporation	Hong Kong
Principal activities	Intermediate holding
Place of operations	Hong Kong
Issued and paid-in capital | $			$ 2,165,088,878
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Ping An Puhui Financing Guarantee Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Puhui Financing Guarantee Co., Ltd.
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Financing guarantee services
Place of operations	the PRC
Issued and paid-in capital	¥ 19,965,950,892
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Ping An Puhui Enterprises Management Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Puhui Enterprises Management Co., Ltd.
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Enterprise management service
Place of operations	the PRC
Issued and paid-in capital	¥ 8,494,800,000
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Chongqing Jinan Microloan Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Company Name	Chongqing Jinan Microloan Co., Ltd.
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Microloan business
Place of operations	the PRC
Issued and paid-in capital	¥ 3,200,000,000
Direct Control [member] | Ping An Puhui Investment & Consulting Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Puhui Investment & Consulting Co., Ltd.
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Investment and financial consulting service
Place of operations	the PRC
Issued and paid-in capital	¥ 1,251,363,637
Direct Control [member] | Ping An Puhui Information Services Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Puhui Information Services Co., Ltd.
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Information technology services
Place of operations	the PRC
Issued and paid-in capital	¥ 1,000,000,000
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Ping An Consumer Finance Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Consumer Finance Co., Ltd.
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Consumer finance business
Place of operations	the PRC
Issued and paid-in capital	¥ 5,000,000,000
Attributable equity interest to the Group	70.00%	70.00%
Controlled Through Contractual Arrangements [member] | Shanghai Xiongguo Enterprise Management Co., Ltd. ("Xiongguo") [member]
Disclosure of subsidiaries [line items]
Company Name	Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Intermediate holding
Place of operations	the PRC
Issued and paid-in capital	¥ 1,000,000,000
Attributable equity interest to the Group	100.00%	100.00%
Controlled Through Contractual Arrangements [member] | Shanghai Lufax Information Technology Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Shanghai Lufax Information Technology Co., Ltd.
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Online wealth management information platform service
Place of operations	the PRC
Issued and paid-in capital	¥ 836,670,000
Attributable equity interest to the Group	100.00%	100.00%
Controlled Through Contractual Arrangements [member] | Shenzhen Lufax Holding Enterprise Management Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Shenzhen Lufax Holding Enterprise Management Co., Ltd.
Kind of legal entity	Corporation
Place of Incorporation	the PRC
Principal activities	Intermediate holding
Place of operations	the PRC
Issued and paid-in capital	¥ 5,000,000
Registered capital	¥ 0
Attributable equity interest to the Group	100.00%	100.00%